Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Medical Technology and Devices Portfolio

May 31, 2019

MES-QTLY-0719
1.802181.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Biotechnology - 1.7%
Biotechnology - 1.7%
Calyxt, Inc. (a)	681,818	$8,659,089
Natera, Inc. (a)	1,280,000	29,312,000
Polarityte, Inc. (a)(b)	1,200,000	7,524,000
Sarepta Therapeutics, Inc. (a)	530,000	60,340,500
		105,835,589
Health Care Equipment & Supplies - 72.8%
Health Care Equipment - 69.4%
Abbott Laboratories	2,600,000	197,938,000
Atricure, Inc. (a)(c)	2,078,700	60,905,910
Becton, Dickinson & Co.	2,800,000	653,631,997
Boston Scientific Corp. (a)	16,000,000	614,560,000
Danaher Corp.	2,420,000	319,464,200
DexCom, Inc. (a)	525,000	63,682,500
Edwards Lifesciences Corp. (a)	128,000	21,849,600
Fisher & Paykel Healthcare Corp.	5,000,000	50,373,400
Genmark Diagnostics, Inc. (a)	2,100,000	14,049,000
Hologic, Inc. (a)	4,600,000	202,446,000
IDEXX Laboratories, Inc. (a)	260,000	64,940,200
Insulet Corp. (a)(b)	1,280,000	140,531,200
Integra LifeSciences Holdings Corp. (a)	740,000	34,484,000
Intuitive Surgical, Inc. (a)	700,000	325,395,000
LivaNova PLC (a)	500,000	35,950,000
Masimo Corp. (a)	1,280,000	167,347,200
Medtronic PLC	2,250,000	208,305,000
Nakanishi, Inc.	330,200	6,110,366
Penumbra, Inc. (a)(b)	1,000,000	142,700,000
ResMed, Inc.	800,000	91,296,000
Shockwave Medical, Inc.	608,679	32,753,626
Smith & Nephew PLC sponsored ADR	1,140,000	48,187,800
Stryker Corp.	2,339,537	428,696,760
Teleflex, Inc.	360,000	103,788,000
Varian Medical Systems, Inc. (a)	1,080,000	136,360,800
Wright Medical Group NV (a)	4,597,591	141,237,996
		4,306,984,555
Health Care Supplies - 3.4%
Align Technology, Inc. (a)	128,000	36,396,800
ICU Medical, Inc. (a)	300,000	63,840,000
Nanosonics Ltd. (a)(c)	20,000,000	62,433,000
STERIS PLC	360,000	48,124,800
		210,794,600

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		4,517,779,155

Health Care Providers & Services - 6.7%
Health Care Distributors & Services - 0.4%
Covetrus, Inc. (a)(b)	1,000,000	24,660,000
Health Care Facilities - 1.2%
HCA Holdings, Inc.	600,000	72,576,000
Health Care Services - 1.2%
1Life Healthcare, Inc. (a)(d)(e)	606,058	7,636,331
Cigna Corp.	460,000	68,089,200
		75,725,531
Managed Health Care - 3.9%
Humana, Inc.	320,000	78,355,200
UnitedHealth Group, Inc.	690,000	166,842,000
		245,197,200

TOTAL HEALTH CARE PROVIDERS & SERVICES		418,158,731

Health Care Technology - 1.5%
Health Care Technology - 1.5%
Castlight Health, Inc. (a)	999,300	3,267,711
Castlight Health, Inc. Class B (a)	3,593,692	11,751,373
HTG Molecular Diagnostics (a)(b)(c)	2,392,976	4,929,531
Teladoc Health, Inc. (a)(b)	600,000	34,872,000
Veeva Systems, Inc. Class A (a)	228,000	35,178,120
		89,998,735
Insurance - 0.5%
Insurance Brokers - 0.5%
eHealth, Inc. (a)	440,000	31,046,400
Life Sciences Tools & Services - 14.1%
Life Sciences Tools & Services - 14.1%
Agilent Technologies, Inc.	400,000	26,820,000
Avantor, Inc.	2,800,000	49,000,000
Bruker Corp.	1,400,000	58,478,000
Fluidigm Corp. (a)	1,600,000	20,944,000
Lonza Group AG	340,000	104,725,094
PerkinElmer, Inc.	690,000	59,574,600
Sartorius Stedim Biotech	128,000	17,745,704
Thermo Fisher Scientific, Inc.	2,000,000	533,960,000
		871,247,398
Software - 0.6%
Application Software - 0.6%
Benefitfocus, Inc. (a)	1,290,000	36,584,400
TOTAL COMMON STOCKS
(Cost $4,551,687,055)		6,070,650,408

Convertible Preferred Stocks - 0.4%
Biotechnology - 0.1%
Biotechnology - 0.1%
10X Genomics, Inc. Series D1 (d)(e)	392,772	6,048,689
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(d)(e)	455,526	5,739,628
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc.:
Series B (a)(d)(e)	3,307,754	10,287,115
Series D (d)(e)	1,607,717	5,000,000
		15,287,115
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $20,499,992)		27,075,432

Money Market Funds - 4.5%
Fidelity Cash Central Fund 2.41% (f)	105,706,197	105,727,339
Fidelity Securities Lending Cash Central Fund 2.42% (f)(g)	176,733,306	176,750,979
TOTAL MONEY MARKET FUNDS
(Cost $282,475,998)		282,478,318
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $4,854,663,045)		6,380,204,158
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(176,582,469)
NET ASSETS - 100%		$6,203,621,689

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,711,763 or 0.6% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series D1	10/18/18	$4,999,988
1Life Healthcare, Inc.	9/28/18	$7,533,301
1Life Healthcare, Inc. Series G	4/10/14	$3,000,003
Outset Medical, Inc. Series B	5/5/15 - 6/5/15	$7,500,001
Outset Medical, Inc. Series D	8/20/18	$5,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$414,471
Fidelity Securities Lending Cash Central Fund	553,797
Total	$968,268

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Atricure, Inc.	$66,435,200	$--	$38,113	$--	$(4,279)	$(5,486,898)	$60,905,910
HTG Molecular Diagnostics	6,580,684	--	--	--	--	(1,651,153)	4,929,531
Nanosonics Ltd.	57,698,529	1,161,834	--	--	--	3,572,637	62,433,000
Polarityte, Inc.	14,532,000	--	--	--	--	(7,008,000)	--
Total	$145,246,413	$1,161,834	$38,113	$--	$(4,279)	$(10,573,414)	$128,268,441

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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